Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments:
Fixed maturities-available for sale, at fair value (amortized cost: 2011-$10,924,244; 2010-$10,435,497)	$ 11,888,205		$ 10,543,034
Equity securities, at fair value (cost: 2011-$14,875; 2010-$14,875)	17,056		17,154
Policy loans	400,914		378,124
Other long-term investments	26,167		42,985
Short-term investments	21,244		216,680
Total investments	12,353,586		11,197,977
Cash	84,113		365,679
Accrued investment income	192,325		183,861
Other receivables	253,549		230,319
Deferred acquisition costs	2,916,732		2,869,546
Goodwill	396,891		396,891
Other assets	391,076		378,700
Total assets	16,588,272		15,622,973
Liabilities:
Future policy benefits	9,572,257		9,150,031
Unearned and advance premiums	69,539		74,165
Policy claims and other benefits payable	222,254		221,598
Other policyholders' funds	92,487		91,293
Total policy liabilities	9,956,537		9,537,087
Current and deferred income taxes payable	1,319,853		1,021,556
Other liabilities	312,417		284,062
Short-term debt	224,842		198,875
Long-term debt (estimated fair value: 2011-$947,142; 2010-$933,336)	790,571		789,643
Due to affiliates	124,421		124,421
Total liabilities	12,728,641		11,955,644
Shareholders' equity:
Preferred stock, par value $1 per share-Authorized 5,000,000 shares; outstanding: 0 in 2011 and in 2010	0		0
Common stock, par value $1 per share-Authorized 320,000,000 shares; outstanding: (2011-112,312,123 issued, less 11,732,658 held in treasury and 2010-119,812,123 issued, less 947,497 held in treasury)	112,312	[1]	119,812	[1]
Additional paid-in capital	425,331		432,608
Accumulated other comprehensive income (loss)	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Treasury stock	(492,639)		(32,619)
Total shareholders' equity	3,859,631		3,667,329
Total liabilities and shareholders' equity	$ 16,588,272		$ 15,622,973

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.